EQUITY COMPENSATION PLANS (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
EQUITY COMPENSATION PLANS
Weighted average grant date fair value of options granted at market prices (in dollars per share)	$ 22.53	$ 13.77	$ 11.01
Stock Options
Assumptions
Risk-free rate of return (as a percent)	1.80%	0.90%	1.40%
Expected life	6 years	6 years	6 years
Expected volatility (as a percent)	23.00%	22.80%	22.80%
Expected dividend yield (as a percent)	1.10%	1.30%	1.40%
Vesting period	3 years
Stock Options | Minimum
Assumptions
Yield curve of U.S. treasury rates	1 month
Stock Options | Maximum
Assumptions
Yield curve of U.S. treasury rates	10 years
PBRSU Awards
Assumptions
Period of requisite continued service	3 years
Common stock issuable for each vested stock award (in shares)	1
Vesting period	3 years
Restricted Stock Awards and Units | Minimum
Assumptions
Vesting period	12 months
Restricted Stock Awards and Units | Maximum
Assumptions
Vesting period	60 months